COMMITMENTS AND CONTINGENCIES - SCHEDULE OF FUTURE MINIMUM ANNUAL LEASE PAYMENTS FOR OPERATING LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
2025	$ 429
Total operating lease payments	429
Less: Amount representing interest	(12)
Present value of net minimum lease payments	417	$ 675
Operating lease liabilities:
Current	417	420
Non-current		255
Present value of net minimum lease payments	$ 417	$ 675
Weighted-average remaining lease term (in years)	9 months 18 days	1 year 6 months
Weighted-average incremental borrowing rate	6.40%	6.00%